Share-Based Compensation	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

12. SHARE-BASED COMPENSATION

Share-based compensation expense consists of the following:

	Three Months Ended		Nine Months Ended
	December 31,		December 31,
(In thousands)	2011	2010	2011	2010
Cost of goods manufactured and sold	$801	$385	$1,886	$1,271
Research and development	2,470	1,573	6,714	4,726
Selling, general and administrative	5,760	3,834	13,143	9,199
Total share-based compensation expense	$9,031	$5,792	$21,743	$15,196

At December 31, 2011 and March 31, 2011, $0.7 million and $0.6 million, respectively, of share-based compensation cost was capitalized and recorded as Inventory in the condensed consolidated balance sheets.

12.	SHARE-BASED COMPENSATION

Share-based Compensation Expense

The following table presents share-based compensation expense included in the Company’s consolidated statements of operations and comprehensive (loss) income:

	Year Ended March 31,
	2011	2010	2009
	(In thousands)

Cost of goods manufactured and sold	$1,725	$1,506	$1,348
Research and development	6,218	3,489	4,438
Selling, general and administrative	11,889	8,926	9,024

Total share-based compensation expense	$19,832	$13,921	$14,810

At March 31, 2011, 2010 and 2009, $0.6 million, $0.6 million and $0.4 million, respectively, of share-based compensation cost was capitalized and recorded as “Inventory” in the consolidated balance sheets.

Share-based Compensation Plans

The Company has one compensation plan pursuant to which awards are currently being made, the 2008 Plan. The Company has six share-based compensation plans pursuant to which outstanding awards have been made, but from which no further awards can or will be made: (i) the 1990 Omnibus Stock Option Plan (the “1990 Plan”); (ii) the 1996 Stock Option Plan for Non-Employee Directors (the “1996 Plan”); (iii) the 1998 Equity Incentive Plan (the “1998 Plan”); (iv) the 1999 Stock Option Plan (the “1999 Plan”); (v) the 2002 Restricted Stock Award Plan (the “2002 Plan”); and (vi) the 2006 Stock Option Plan for Non-Employee Directors (the “2006 Plan”). The 2008 Plan provides for issuance of non-qualified and incentive stock options, restricted stock, restricted stock units, cash-based awards and performance shares to employees, officers and directors of, and consultants to the Company, in such amounts and with such terms and conditions as may be determined by the compensation committee of the Company’s board of directors, subject to provisions of the 2008 Plan.

At March 31, 2011, there were 5.4 million shares of common stock available for issuance under the 2008 Plan. The 2008 Plan provides that awards other than stock options will be counted against the total number of shares available under the plan in a 2-to-1 ratio.

Stock Options

A summary of stock option activity is presented in the following table:

		Weighted
		Average
	Number of	Exercise
	Shares	Price

Outstanding, April 1, 2010	18,026,673	$15.52
Granted	2,133,500	12.14
Exercised	(590,497)	10.45
Forfeited	(119,262)	11.36
Expired	(2,465,405)	28.28

Outstanding, March 31, 2011	16,985,009	$13.45

Exercisable, March 31, 2011	12,417,747	$14.39

The weighted average grant date fair value of stock options granted during the years ended March 31, 2011, 2010 and 2009 was $5.92, $4.46 and $5.41, respectively. The aggregate intrinsic value of stock options exercised during the years ended March 31, 2011, 2010 and 2009 was $2.0 million, $2.6 million and $4.9 million, respectively.

At March 31, 2011, there were 4.3 million stock options expected to vest with a weighted average exercise price of $10.88 per share, a weighted average contractual remaining life of 8.43 years and an aggregate intrinsic value of $9.5 million. At March 31, 2011, the aggregate intrinsic value of stock options exercisable was $13.7 million with a weighted average remaining contractual term of 4.0 years. The number of stock options expected to vest is determined by applying the pre-vesting forfeiture rate to the total outstanding options. The intrinsic value of a stock option is the amount by which the market value of the underlying stock exceeds the exercise price of the stock option.

At March 31, 2011, there was $11.2 million of unrecognized compensation cost related to unvested stock options, which is expected to be recognized over a weighted average period of approximately 1.4 years. Cash received from option exercises under the Company’s Plans during the years ended March 31, 2011 and 2010 was $4.7 million and $2.6 million, respectively. The Company issued new shares upon option exercises during the years ended March 31, 2011 and 2010.

Time-Vested Restricted Stock Units

A summary of time-vested RSU activity is presented in the following table:

		Weighted
		Average
	Number of	Grant Date
	Shares	Fair Value

Nonvested, April 1, 2010	1,465,497	$10.14
Granted	844,700	11.74
Vested	(365,682)	10.84
Forfeited	(74,000)	11.06

Novested, March 31, 2011	1,870,515	$10.69

The weighted average grant date fair value of time-vested RSU’s granted during the years ended March 31, 2011, 2010 and 2009 was $11.74, $8.83 and $12.29, respectively. The total fair value of time-vested RSU’s that vested during the years ended March 31, 2011, 2010 and 2009 was $4.0 million, $2.4 million and $1.7 million, respectively.

At March 31, 2011, there was $9.5 million of total unrecognized compensation cost related to unvested time-vested RSUs, which will be recognized over a weighted average remaining contractual term of 1.4 years.

Performance-Based Restricted Stock Units

In May 2009, the board of directors awarded 45,000 RSUs to certain of the Company’s executive officers under the 2006 Plan that vest upon the approval of BYDUREON by the U.S. Food and Drug Administration (“FDA”), provided the approval by the FDA occurs at least one year after the date of grant. During the year ended March 31, 2010, 20,000 RSU’s were forfeited upon the resignation of an executive officer. The grant date fair value of the award was $8.55 per share, which was the market value of the Company’s stock on the date of grant. At March 31, 2011, the performance condition had not been met and the award had not vested. At March 31, 2011, there was no unrecognized compensation cost related to these RSUs.

In May 2008, the board of directors awarded 40,000 RSUs to certain of the Company’s executive officers under the 2002 Plan that vests upon the achievement of a market condition specified in the award terms. During the year ended March 31, 2010, 10,000 RSU’s were forfeited upon the resignation of an executive officer. At March 31, 2011, the market condition had not been met and the award had not vested. The grant date fair value of $9.48 per share was determined through the use of a Monte Carlo simulation model. The compensation cost for the award’s grant date fair value of $0.4 million was recognized over a derived service period of 1.4 years. At March 31, 2011, there was no unrecognized compensation cost related to these RSUs.